Insurance Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ 49		$ 30
Income impact	(54)		86
Increments of rounding	25
Policyholder behaviour
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(145)		(152)
Income impact	(23)		(74)
Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(95)		(26)
Income impact	(32)		(36)
Mortality / Morbidity
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	266		206
Income impact	$ 17		(79)
Insurance risk | Policyholder behaviour
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	10.00%	10.00%
Sensitivity, decrease	10.00%	10.00%
Insurance risk | Policyholder behaviour | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (600)		(625)
Income impact	0		25
Insurance risk | Policyholder behaviour | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(800)		(800)
Income impact	$ (25)		(25)
Insurance risk | Life mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	2.00%	2.00%
Insurance risk | Life mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (325)		(350)
Income impact	(75)		(50)
Insurance risk | Life mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	0		25
Income impact	$ (75)		(75)
Insurance risk | Annuity mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, decrease	2.00%	2.00%
Insurance risk | Annuity mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (200)		(200)
Income impact	25		0
Insurance risk | Annuity mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(175)		(175)
Income impact	$ 25		0
Insurance risk | Morbidity rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	500.00%	500.00%
Sensitivity, decrease	500.00%	500.00%
Insurance risk | Morbidity rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (300)		(250)
Income impact	(250)		(250)
Insurance risk | Morbidity rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(150)		(125)
Income impact	$ (200)		(225)
Insurance risk | Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	5.00%	5.00%
Insurance risk | Expense | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (150)		(150)
Income impact	(25)		(25)
Insurance risk | Expense | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(150)		(150)
Income impact	(25)		$ (25)
Insurance risk | Mortality / Morbidity | Single Life Or Joint-First-To-Die Basis Contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Maximum amount of insurance risk that may be retained	40	$ 40
Insurance risk | Mortality / Morbidity | Survivorship Life Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Maximum amount of insurance risk that may be retained	$ 50	$ 50